UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 1 of its series: Allspring Managed Account CoreBuilder® Shares - Series M.

Date of reporting period: June 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

June 30, 2025

Managed Account CoreBuilder® Shares - Series M

WFCMX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series M for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series M	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Total net assets	$746,577,457
# of portfolio holdings	441
Portfolio turnover rate	3%
Total advisory fees paid	$0

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.2
Waller Consolidated Independent School District, 5.00%, 2-15-2045	1.0
County of Broward Port Facilities Revenue Series B AMT, 4.00%, 9-1-2037	0.9
San Francisco City & County Airport Commission San Francisco International Airport Series B, 0.50%, 5-1-2058	0.9
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB, 0.00%, 9-1-2034	0.9
Southeast Alabama Gas Supply District Project No. 2, 5.00%, 6-1-2049	0.8
King County Public Hospital District No. 1, 5.00%, 12-1-2035	0.7
Jacksonville Port Authority Series B, 5.00%, 11-1-2044	0.7
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C, 4.00%, 11-1-2034	0.7
Illinois Finance Authority Carle Foundation Obligated Group Series A, 5.00%, 2-15-2045	0.7

Managed Account CoreBuilder® Shares - Series M

Semi-Annual Shareholder Report | June 30, 2025

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.5
AA/Aa	26.8
A/A	35.1
BBB/Baa	21.2
BB/Ba	4.1
Not Rated	11.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.2
1-3 years	1.3
3-5 years	5.3
5-10 years	18.9
10-20 years	40.5
20-30 years	28.2
30+ years	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4901 06-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series M
Long Form Financial Statements
Semi-Annual Report
June 30, 2025

Allspring Managed Account | 1

Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.12%
Alabama: 3.60%
Education revenue: 0.11%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$795,000	$802,115
Health revenue: 0.56%
Health Care Authority for Baptist Health Series A	5.00	11-15-2033	3,885,000	4,151,260
Housing revenue: 0.20%
Huntsville Public Building Authority	5.00	2-1-2052	1,500,000	1,525,718
Utilities revenue: 2.73%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,039,846
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,154,155
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	6,000,000	6,325,082
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	988,369
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,244,647
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,580,046
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,000,000	2,040,658
				20,372,803
				26,851,896
Alaska: 0.24%
Health revenue: 0.24%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,828,828
Arizona: 2.34%
Education revenue: 1.69%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	546,947
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	885,379
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	1,017,607
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	1,040,000	1,041,114
IDA of the County of Pima Paideia Academies, Inc.144A	5.00	7-1-2025	120,000	120,000
IDA of the County of Pima Paideia Academies, Inc.144A	6.00	7-1-2035	1,475,000	1,475,576
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	1,992,349
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	645,000	635,610
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	962,269
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	500,000	458,513
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00	7-1-2035	3,000,000	3,006,538
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	500,000	477,191
				12,619,093
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.13%
Tempe IDA Life Care Village Obligated Group Series A	4.00%	12-1-2030	$495,000	$492,254
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	465,862
				958,116
Industrial development revenue: 0.23%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	1,285,000	1,281,960
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	500,000	399,458
				1,681,418
Utilities revenue: 0.29%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,183,893
				17,442,520
California: 2.86%
Airport revenue: 1.72%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,010,698
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,792,259
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,008,939
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	2,000,000	1,975,748
San Francisco City & County Airport Commission San Francisco International Airport Series B (Barclays Bank plc LOC)ø	0.50	5-1-2058	7,050,000	7,050,000
				12,837,644
GO revenue: 0.01%
Hawthorne School District Series C CAB (NPFGC Insured)¤	0.00	11-1-2025	100,000	98,990
Health revenue: 0.16%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,189,142
Housing revenue: 0.06%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	431,678	432,140
Transportation revenue: 0.27%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,250,000	2,007,940
Utilities revenue: 0.64%
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	1,000,000	1,031,839
Central Valley Energy Authorityøø	5.00	12-1-2055	1,500,000	1,598,840
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	2,000,000	2,193,378
				4,824,057
				21,389,913
Colorado: 3.77%
Airport revenue: 0.17%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,287,937
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.05%
Colorado ECFA Community Leadership Academy, Inc.	7.00%	8-1-2033	$335,000	$335,729
GO revenue: 1.38%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	733,436
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	783,429
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	748,000	629,146
Canyons Metropolitan District No. 5 Series B	6.50	12-15-2054	500,000	498,598
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	930,967
Southlands Metropolitan District No. 1 Series A-2	5.00	12-1-2047	650,000	601,228
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,373,248
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	4,735,949
				10,286,001
Health revenue: 1.00%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,784,985
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,025,653
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	2,954,577
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	2,000,000	1,726,459
				7,491,674
Industrial development revenue: 0.34%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,525,223
Miscellaneous revenue: 0.36%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2054	1,200,000	1,159,207
Westminster Public Schools COP (AG Insured)	5.00	12-1-2048	1,500,000	1,502,091
				2,661,298
Utilities revenue: 0.47%
Public Authority for Colorado Energy	6.50	11-15-2038	3,000,000	3,526,148
				28,114,010
Connecticut: 1.45%
Education revenue: 0.69%
Connecticut State HEFA Fairfield University Series Q-1	5.00	7-1-2046	5,130,000	5,131,896
GO revenue: 0.28%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,062,965
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	488,834
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	533,763
				2,085,562
Health revenue: 0.48%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00	7-1-2041	860,000	787,067
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00%	7-1-2040	$2,150,000	$1,974,358
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	5.50	10-1-2035	800,000	816,635
				3,578,060
				10,795,518
District of Columbia: 0.30%
Airport revenue: 0.30%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,500,316
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2048	715,000	725,084
				2,225,400
Florida: 8.84%
Airport revenue: 3.62%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,502,974
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,069,418
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	2,947,222
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	2,960,500
County of Miami-Dade Seaport Department Series B-1 AMT	4.00	10-1-2046	1,500,000	1,284,267
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,693,738
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,564,969
				27,023,088
Education revenue: 0.76%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,500,000	1,545,227
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	953,980
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	500,000	471,541
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,224,703
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,500,253
				5,695,704
Health revenue: 2.89%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,500,252
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,276,837
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	1,750,000	1,517,298
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2030	225,000	243,013
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	484,339
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	267,321
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00%	7-1-2033	$250,000	$265,372
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	498,887
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	496,551
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	4,000,000	4,016,313
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	2,000,000	1,751,016
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	215,721
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	989,047
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	1,920,839
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	1,964,479
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	777,619
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,249,356
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	2,440,000	2,166,200
				21,600,460
Miscellaneous revenue: 0.24%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	855,870
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.63	5-1-2054	1,000,000	923,864
				1,779,734
Resource recovery revenue: 0.23%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	1,700,000	1,693,270
Transportation revenue: 0.67%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	500,600
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	550,619
Sunshine Skyway Bridge Series A (AG Insured)	4.00	7-1-2037	4,000,000	3,982,714
				5,033,933
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	519,366
Water & sewer revenue: 0.36%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,146,977
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,530,911
				2,677,888
				66,023,443
Georgia: 4.22%
Airport revenue: 0.40%
City of Atlanta Department of Aviation Series C AMT	5.00	7-1-2048	3,000,000	2,994,212
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.19%
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	6.00%	6-15-2043	$500,000	$492,017
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,000,000	919,875
				1,411,892
Health revenue: 0.13%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,003,291
Housing revenue: 0.34%
Georgia HFA Series A	4.70	12-1-2054	2,600,000	2,498,897
Industrial development revenue: 0.13%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00	1-1-2027	50,000	51,044
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	895,145
				946,189
Miscellaneous revenue: 0.23%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,698,644
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	500,000	500,983
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	500,000	502,944
				1,003,927
Utilities revenue: 2.67%
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,241,394
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	1,000,000	1,056,716
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,053,615
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,507,887
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,104,030
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	3,000,000	3,160,946
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	828,391
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2064	4,000,000	4,002,324
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,005,403
				19,960,706
				31,517,758
Guam: 0.17%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	385,954
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.12%
Territory of Guam Series F	4.00%	1-1-2042	$1,000,000	$885,176
				1,271,130
Hawaii: 0.27%
Airport revenue: 0.27%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	1,979,983
Idaho: 0.48%
Education revenue: 0.15%
Idaho Housing & Finance Association Arts Charter School, Inc. Series A144A	5.00	12-1-2036	800,000	797,578
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	305,000	305,222
				1,102,800
Health revenue: 0.33%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series D	4.00	12-1-2043	2,710,000	2,451,168
				3,553,968
Illinois: 12.37%
Airport revenue: 0.84%
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	1,967,044
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,000,000	1,773,082
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	503,641
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø%%	4.80	12-1-2043	2,000,000	2,024,709
				6,268,476
Education revenue: 0.82%
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2041	1,740,000	1,762,615
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,512,336
Illinois Finance Authority Wesleyan University	5.00	9-1-2036	2,345,000	2,360,039
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	463,922
				6,098,912
GO revenue: 5.27%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,551,257
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,311,198
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,090,394
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,875,681
Chicago Board of Education Series D	5.00	12-1-2046	4,150,000	3,755,843
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	972,873
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,006,177
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,005,595
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,231,351
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,003,559
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,762,886
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Chicago CAB (NPFGC Insured)¤	0.00%	1-1-2031	$800,000	$650,213
City of Chicago Series A	5.00	1-1-2045	5,000,000	4,714,082
City of Chicago Series A	5.25	1-1-2045	1,000,000	972,537
City of Chicago Series E	6.00	1-1-2042	1,170,000	1,240,074
County of Will	4.00	11-15-2047	1,645,000	1,457,452
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,015,182
State of Illinois Series B	5.00	10-1-2031	2,000,000	2,138,420
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	978,577
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	436,106
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,210,959
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2032	715,000	724,361
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2033	745,000	750,902
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2035	475,000	476,644
				39,332,323
Health revenue: 1.91%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,483,336
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	5,350,000	5,279,406
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series C (JPMorgan Chase Bank N.A. SPA)ø	4.00	8-15-2049	2,000,000	2,000,000
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,718,161
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	2,964,061
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	827,160
				14,272,124
Housing revenue: 1.66%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,039,825
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	750,000	671,015
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,694,651
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	11,000,000	9,000,110
				12,405,601
Tax revenue: 0.89%
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,704,060
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2028	1,500,000	1,502,988
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Illinois Sports Facilities Authority (AG Insured)	5.25%	6-15-2031	$2,500,000	$2,504,770
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	954,535
				6,666,353
Transportation revenue: 0.70%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,776,172
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,479,968
				5,256,140
Water & sewer revenue: 0.28%
City of Chicago Wastewater Transmission Revenue Series A (AG Insured)	5.25	1-1-2048	1,000,000	1,031,080
City of Chicago Waterworks Revenue Series 2017-2 (AG Insured)	5.00	11-1-2037	1,000,000	1,016,260
				2,047,340
				92,347,269
Indiana: 1.34%
Education revenue: 0.19%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,425,071
Health revenue: 0.72%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,371,157
Industrial development revenue: 0.43%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	2,225,000	2,138,450
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,037,411
				3,175,861
				9,972,089
Kansas: 0.87%
Tax revenue: 0.87%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	12,265,000	6,505,206
Kentucky: 1.23%
Health revenue: 0.55%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,039,988
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,041,959
				4,081,947
Housing revenue: 0.32%
Kentucky State Property & Building Commission Project No. 124 Series A (AG Insured)	5.00	11-1-2039	2,325,000	2,414,882
Transportation revenue: 0.16%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,181,635
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.20%
Paducah Electric Plant Board Series A (AG Insured)	5.00%	10-1-2035	$1,510,000	$1,536,896
				9,215,360
Louisiana: 0.76%
Airport revenue: 0.09%
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	653,557
Industrial development revenue: 0.13%
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	987,347
Tax revenue: 0.27%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,034,941
Water & sewer revenue: 0.27%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	504,333
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	502,294
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	566,603
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	412,645
				1,985,875
				5,661,720
Maryland: 1.51%
Airport revenue: 0.25%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,009,138
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	637,153
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	232,151
				1,878,442
Education revenue: 0.39%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,780,000	2,888,929
GO revenue: 0.26%
County of Baltimore	4.00	3-1-2042	2,000,000	1,930,787
Health revenue: 0.61%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00	1-1-2051	5,000,000	4,077,688
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	501,206
				4,578,894
				11,277,052
Massachusetts: 1.17%
Airport revenue: 0.27%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,054,268
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.90%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00%	8-15-2045	$2,000,000	$1,954,280
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	3,000,000	3,002,231
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,752,116
				6,708,627
				8,762,895
Michigan: 3.16%
Health revenue: 0.31%
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	1,500,000	1,306,368
Michigan Finance Authority Trinity Health Corp. Obligated Group Series A	4.00	12-1-2049	1,165,000	991,478
				2,297,846
Miscellaneous revenue: 0.97%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,720,595
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	4,000,000	4,002,207
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,500,000	1,500,237
				7,223,039
Utilities revenue: 0.42%
Lansing Board of Water & Light Series A	5.25	7-1-2054	3,000,000	3,117,918
Water & sewer revenue: 1.46%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	2,891,000	2,919,227
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	4,014,689
Great Lakes Water Authority Water Supply System Revenue Series D (AG Insured)	4.00	7-1-2033	4,000,000	4,020,342
				10,954,258
				23,593,061
Minnesota: 0.10%
Airport revenue: 0.09%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	657,472
Education revenue: 0.01%
City of Independence Beacon Academy Series A	4.25	7-1-2026	80,000	79,414
				736,886
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mississippi: 0.50%
Miscellaneous revenue: 0.50%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AG Insured)	5.00%	9-1-2030	$670,000	$670,773
Mississippi Development Bank City of Jackson Series A	5.00	3-1-2026	3,050,000	3,070,872
				3,741,645
Missouri: 0.66%
Miscellaneous revenue: 0.66%
Kansas City IDA Airport Revenue Series B AMT (AG Insured)	5.00	3-1-2049	5,000,000	4,946,967
Nevada: 0.95%
GO revenue: 0.77%
Clark County School District Series A (AG Insured)	4.00	6-15-2035	2,000,000	2,004,421
Clark County School District Series A (AG Insured)	4.00	6-15-2040	750,000	713,756
County of Clark Series A	5.00	5-1-2048	3,000,000	3,004,681
				5,722,858
Industrial development revenue: 0.07%
County of Clark Southern California Edison Co.	2.10	6-1-2031	600,000	524,859
Utilities revenue: 0.11%
County of Washoe Sierra Pacific Power Co. Series Føø	4.13	3-1-2036	850,000	851,728
				7,099,445
New Hampshire: 0.56%
Housing revenue: 0.24%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	1,830,182	1,809,580
Resource recovery revenue: 0.14%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	1,000,000	1,023,622
Water & sewer revenue: 0.18%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2027	845,000	851,447
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	480,000	483,662
				1,335,109
				4,168,311
New Jersey: 3.11%
Education revenue: 0.28%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2041	530,000	495,936
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	200,000	200,658
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,423,881
				2,120,475
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.79%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25%	7-1-2026	$205,000	$208,798
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	2,000,000	2,083,901
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.30	10-1-2025	3,375,000	3,371,012
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,497,935
New Jersey TTFA Series A¤	0.00	12-15-2031	2,500,000	1,999,045
New Jersey TTFA Series A	4.00	6-15-2042	750,000	687,263
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,032,580
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,494,473
				13,375,007
Tax revenue: 0.46%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,131,687
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,283,224
				3,414,911
Transportation revenue: 0.14%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,000,000	1,022,346
Water & sewer revenue: 0.44%
Jersey City Municipal Utilities Authority Water Fund Series C (AG Insured)	5.25	10-15-2054	2,000,000	2,074,383
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,222,898
				3,297,281
				23,230,020
New York: 10.18%
Airport revenue: 2.74%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	500,000	513,874
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	500,000	543,877
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2033	1,000,000	1,068,252
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2034	2,000,000	2,124,483
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	3,500,000	3,525,847
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	2,285,000	2,284,685
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2054	5,000,000	4,844,099
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AG Insured)	4.00	7-1-2032	2,000,000	2,000,148
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00%	7-1-2046	$2,665,000	$2,580,167
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	941,729
				20,427,161
Education revenue: 2.47%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,421,558
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2042	1,175,000	1,061,323
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2043	880,000	788,905
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	918,920
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,389,837
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,324,047
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,114,715
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,498,687
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	1,565,000	1,562,115
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	354,511
				18,434,618
GO revenue: 0.33%
City of New York Series G-2 (Bank of America N.A. SPA)ø	4.05	2-1-2055	2,500,000	2,500,000
Health revenue: 0.16%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	4.00	4-1-2038	1,250,000	1,189,970
Industrial development revenue: 1.33%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	911,745
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2031	1,135,000	1,158,034
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	2,000,000	2,027,282
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,557,580
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	2,290,000	2,277,505
				9,932,146
Miscellaneous revenue: 0.28%
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	1,000,000	1,021,170
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,250,000	1,081,985
				2,103,155
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.68%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00%	3-15-2042	$3,000,000	$2,765,634
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,367,544
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	2,000,000	1,837,043
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,374,635
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,389,289
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-2	5.25	5-15-2064	2,715,000	2,786,962
				12,521,107
Transportation revenue: 1.09%
Metropolitan Transportation Authority Series C-1	5.00	11-15-2034	3,000,000	3,084,866
Metropolitan Transportation Authority Series C-1	5.25	11-15-2030	2,000,000	2,010,446
Metropolitan Transportation Authority Series C-1	5.25	11-15-2031	3,000,000	3,013,676
				8,108,988
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	750,577
				75,967,722
North Carolina: 0.19%
Transportation revenue: 0.19%
North Carolina Turnpike Authority Series A (AG Insured)	5.00	1-1-2054	1,425,000	1,429,934
North Dakota: 0.09%
Health revenue: 0.09%
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2048	700,000	702,996
Ohio: 2.55%
Airport revenue: 0.15%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	1,100,000	1,118,504
Education revenue: 0.31%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,306,823
Health revenue: 0.94%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,797,309
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,703,302
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	722,155
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,829,179
				7,051,945
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.55%
State of Ohio Department of Transportation AMT (AG Insured)	5.00%	12-31-2029	$2,070,000	$2,071,839
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2035	2,000,000	2,000,930
				4,072,769
Industrial development revenue: 0.26%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	2,000,000	1,981,549
Transportation revenue: 0.14%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,028,353
Utilities revenue: 0.20%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,465,819
				19,025,762
Oklahoma: 1.82%
Airport revenue: 0.79%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,850,717
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.25	6-1-2048	2,000,000	2,007,717
				5,858,434
Housing revenue: 1.03%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,318,677
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,931,308
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	2,008,313
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	450,421
				7,708,719
				13,567,153
Oregon: 0.30%
Airport revenue: 0.27%
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	2,000,000	2,036,006
Health revenue: 0.03%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	250,000	242,293
				2,278,299
Pennsylvania: 8.01%
Airport revenue: 1.06%
Allegheny County Airport Authority Series A AMT (AG Insured)	4.00	1-1-2046	3,715,000	3,227,058
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,492,793
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,591,245
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	602,217
				7,913,313
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.74%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00%	7-1-2035	$2,000,000	$2,040,812
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	750,000	734,826
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,285,000	2,018,654
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	737,490
				5,531,782
GO revenue: 1.13%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	994,618
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	1,000,000	950,630
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,406,668
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,019,352
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,054,599
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,017,165
				8,443,032
Health revenue: 1.35%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	441,418
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	875,783
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,205,264
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	3.70	6-1-2035	2,050,000	2,050,000
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.00	8-15-2049	3,645,000	3,610,947
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	1,000,000	874,480
				10,057,892
Housing revenue: 2.48%
Chester County IDA University Student Housing LLC Series A (BAM Insured)	4.00	8-1-2048	2,500,000	2,156,233
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,016,818
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.25	6-30-2053	3,430,000	3,430,711
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	963,225
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,408,066
State Public School Building Authority School District of Philadelphia	5.00	6-1-2036	4,525,000	4,538,457
				18,513,510
Miscellaneous revenue: 0.20%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,528,976
Tax revenue: 0.14%
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,036,494
Tobacco revenue: 0.13%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	1,000,000	934,209
Transportation revenue: 0.78%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,403,058
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00%	1-1-2038	$1,360,000	$1,412,571
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,121,653
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	901,979
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,002,654
				5,841,915
				59,801,123
South Carolina: 0.02%
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	115,000	92,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,500,000	75,000
				167,000
Tennessee: 0.72%
Health revenue: 0.34%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	2,500,000	2,513,844
Housing revenue: 0.24%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.50	7-1-2059	1,750,000	1,786,228
Utilities revenue: 0.14%
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,049,563
				5,349,635
Texas: 5.64%
Airport revenue: 0.95%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,483,633
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	2,400,000	2,192,779
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,397,864
				7,074,276
Education revenue: 1.56%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.75	6-15-2049	915,000	819,387
Arlington Higher Education Finance Corp. Leadership Prep School	4.25	6-15-2059	1,100,000	975,607
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,227,231
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	238,920
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.50	8-15-2035	2,000,000	2,005,687
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	1,000,000	1,003,144
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	2,500,000	2,508,519
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13%	8-15-2048	$2,250,000	$2,258,006
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	610,732
				11,647,233
GO revenue: 1.62%
City of Palestine (AG Insured)	4.00	2-15-2051	3,625,000	3,055,523
City of Port Isabel144A	5.10	2-15-2049	445,000	412,682
City of Waco Series A	5.00	2-1-2049	850,000	864,408
Waller Consolidated Independent School District (BAM Insured)##	5.00	2-15-2045	7,610,000	7,810,793
				12,143,406
Health revenue: 0.17%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00	6-1-2041	1,310,000	1,322,567
Industrial development revenue: 0.13%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	1,000,000	955,484
Resource recovery revenue: 0.27%
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Bø	4.00	4-1-2040	2,000,000	2,000,000
Tax revenue: 0.24%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	730,000	730,226
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,045,404
				1,775,630
Transportation revenue: 0.53%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,005,019
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	538,344
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,413,931
				3,957,294
Water & sewer revenue: 0.17%
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	758,261
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	505,354
				1,263,615
				42,139,505
Utah: 2.02%
Airport revenue: 0.48%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	2,575,000	2,590,427
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,003,748
				3,594,175
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.90%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50%	7-15-2027	$175,000	$174,091
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	2,842,035
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,316,235
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,574,215
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	200,000	191,485
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	629,935
				6,727,996
Health revenue: 0.36%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	3,000,000	2,672,596
Housing revenue: 0.14%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	980,000	1,071,327
Miscellaneous revenue: 0.14%
Point Phase 1 Public Infrastructure District No. 1 Series A-1%%	5.88	3-1-2045	1,000,000	1,015,942
				15,082,036
Virginia: 0.38%
Health revenue: 0.32%
Fairfax County IDA Inova Health System Obligated Group	4.13	5-15-2054	1,300,000	1,143,545
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	1,000,000	1,022,631
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	230,000	225,351
				2,391,527
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	454,376
				2,845,903
Washington: 4.31%
Airport revenue: 1.68%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	2,997,399
Port of Seattle AMT	5.00	4-1-2044	3,000,000	2,967,042
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	993,023
Port of Seattle Series B AMT	5.25	7-1-2049	4,000,000	4,095,935
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,477,166
				12,530,565
GO revenue: 1.29%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,502,851
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,595,022
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
King County Public Hospital District No. 1	5.00%	12-1-2036	$475,000	$482,812
Port of Seattle Series B AMT	5.00	6-1-2049	2,000,000	2,023,303
				9,603,988
Health revenue: 1.34%
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	2,250,000	2,271,239
Skagit County Public Hospital District No. 1	5.50	12-1-2039	1,000,000	1,053,928
Skagit County Public Hospital District No. 1	5.50	12-1-2043	1,000,000	1,026,594
Skagit County Public Hospital District No. 1	5.50	12-1-2044	1,000,000	1,023,936
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2029	1,300,000	1,300,000
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	384,408
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	700,520
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	4.00	10-1-2045	2,500,000	2,260,152
				10,020,777
				32,155,330
West Virginia: 0.19%
Housing revenue: 0.19%
West Virginia Housing Development Fund Series A	4.40	11-1-2044	1,500,000	1,419,564
Wisconsin: 5.87%
Airport revenue: 0.34%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,554,465
Education revenue: 2.07%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,694
PFA Contemporary Science Center, Inc. Series A144A	4.38	7-1-2025	80,000	80,000
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,730,119
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,751,438
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	2,954,369
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	302,875
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	605,565
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2044	690,000	627,837
PFA Pine Lake Preparatory, Inc.144A	4.95	3-1-2030	1,370,000	1,370,476
PFA University of Kansas	5.00	3-1-2046	5,000,000	5,015,604
				15,438,977
Health revenue: 1.35%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	980,000	917,474
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	529,347
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	719,230
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,020,208
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	2,145,000	1,823,644
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2034	700,000	706,039
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00%	2-15-2035	$500,000	$502,838
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2036	600,000	601,870
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2037	550,000	547,507
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,052,636
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2038	750,000	755,280
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	490,701
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	444,867
				10,111,641
Housing revenue: 0.31%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,307,547
Industrial development revenue: 0.42%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,522,089
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2041	2,000,000	1,578,830
				3,100,919
Miscellaneous revenue: 0.38%
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	5,000,000	1,828,600
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	1,000,000	1,015,067
				2,843,667
Tax revenue: 1.00%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	5,000,000	5,067,750
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	2,090,000	2,090,805
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	330,000	330,967
				7,489,522
				43,846,738
Total municipal obligations (Cost $776,522,207)				740,030,993
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Portfolio of investments—June 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.20%
Investment companies: 0.20%
Allspring Government Money Market Fund Select Class♠∞##		4.26%	1,458,220	$1,458,220
Total short-term investments (Cost $1,458,220)				1,458,220
Total investments in securities (Cost $777,980,427)	99.32%			741,489,213
Other assets and liabilities, net	0.68			5,088,244
Total net assets	100.00%			$746,577,457

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Portfolio of investments—June 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$668,857	$68,103,292	$(67,313,929)	$0	$0	$1,458,220	1,458,220	$43,794
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Statement of assets and liabilities—June 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $776,522,207)	$740,030,993
Investments in affiliated securities, at value (cost $1,458,220)	1,458,220
Cash	1,134,856
Receivable for interest	9,416,124
Receivable for investments sold	280,000
Receivable for Fund shares sold	196,377
Receivable from manager	3,635
Total assets	752,520,205
Liabilities
Payable for when-issued transactions	3,000,000
Dividends payable	2,531,714
Payable for Fund shares redeemed	399,436
Accrued expenses and other liabilities	11,598
Total liabilities	5,942,748
Total net assets	$746,577,457
Net assets consist of
Paid-in capital	$813,527,456
Total distributable loss	(66,949,999)
Total net assets	$746,577,457
Computation of net asset value per share
Net assets	$746,577,457
Shares outstanding[1]	68,065,100
Net asset value per share	$10.97
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Statement of operations—six months ended June 30, 2025 (unaudited)
Statement of operations
Investment income
Interest	$15,250,393
Income from affiliated securities	43,794
Total investment income	15,294,187
Expenses
Custody and accounting fees	13,252
Professional fees	899
Registration fees	40,997
Shareholder report expenses	8,326
Trustees’ fees and expenses	7,315
Other fees and expenses	10,304
Total expenses	81,093
Less: Fee waivers and/or expense reimbursements	(81,093)
Net expenses	0
Net investment income	15,294,187
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(543,251)
Net change in unrealized gains (losses) on investments	(17,047,772)
Net realized and unrealized gains (losses) on investments	(17,591,023)
Net decrease in net assets resulting from operations	$(2,296,836)
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 27

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2025 (unaudited)		Year ended December 31, 2024
Operations
Net investment income		$15,294,187		$30,123,462
Net realized gains (losses) on investments		(543,251)		413,595
Net change in unrealized gains (losses) on investments		(17,047,772)		(4,272,470)
Net increase (decrease) in net assets resulting from operations		(2,296,836)		26,264,587
Distributions to shareholders from
Net investment income and net realized gains		(15,385,620)		(30,246,130)
Capital share transactions	Shares		Shares
Proceeds from shares sold	10,937,953	121,299,924	27,344,942	308,349,440
Payment for shares redeemed	(10,779,919)	(119,371,431)	(17,532,570)	(197,763,355)
Net increase in net assets resulting from capital share transactions		1,928,493		110,586,085
Total increase (decrease) in net assets		(15,753,963)		106,604,542
Net assets
Beginning of period		762,331,420		655,726,878
End of period		$746,577,457		$762,331,420
The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2025 (unaudited)	Year ended December 31
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.23	$11.29	$10.99	$12.42	$12.47	$12.36
Net investment income	0.22 [1]	0.45 [1]	0.42 [1]	0.39	0.39	0.40
Net realized and unrealized gains (losses) on investments	(0.26)	(0.06)	0.30	(1.43)	(0.05)	0.11
Total from investment operations	(0.04)	0.39	0.72	(1.04)	0.34	0.51
Distributions to shareholders from
Net investment income	(0.22)	(0.45)	(0.42)	(0.39)	(0.39)	(0.40)
Net asset value, end of period	$10.97	$11.23	$11.29	$10.99	$12.42	$12.47
Total return[2]	(0.31)%	3.50%	6.74%	(8.37)%	2.73%	4.19%
Ratios to average net assets (annualized)
Gross expenses	0.02%	0.05%	0.03%	0.03%	0.02%	0.03%
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	4.09%	3.96%	3.82%	3.47%	3.10%	3.23%
Supplemental data
Portfolio turnover rate	3%	9%	20%	14%	9%	19%
Net assets, end of period (000s omitted)	$746,577	$762,331	$655,727	$695,152	$888,728	$868,571

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 29

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
30 | Allspring Managed Account

Notes to financial statements (unaudited)
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $778,293,119 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,517,039
Gross unrealized losses	(39,320,945)
Net unrealized losses	$(36,803,906)
As of December 31, 2024, the Fund had capital loss carryforwards which consisted of $13,109,216 in short-term capital losses and $16,501,184 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$739,955,993	$75,000	$740,030,993
Short-term investments
Investment companies	1,458,220	0	0	1,458,220
Total assets	$1,458,220	$739,955,993	$75,000	$741,489,213
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
Allspring Managed Account | 31

Notes to financial statements (unaudited)
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $1,500,000, $33,184,025 and $47,401 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2025 were $21,411,799 and $26,526,973, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of June 30, 2025, Allspring Funds Management or one of its affiliates owned 29% of the Fund.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is
32 | Allspring Managed Account

Notes to financial statements (unaudited)
defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Managed Account | 33

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

34 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Managed Account | 35

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series M (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

36 | Allspring Managed Account

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
The Board noted that it had previously reviewed and considered the Fund’s performance, including in the context of the Fund’s role as part of a larger SMA portfolio. In light of the Fund’s unique fee and distribution structure and special purpose of the Fund, the Board did not conduct a comparative fee review relative to a peer group or universe. The Board took into account the performance information, the fee and distribution structure, and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Adviser, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.

Allspring Managed Account | 37

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

38 | Allspring Managed Account

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4901 06-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 22, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date:	August 22, 2025